Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of year (Note 19)	$ 6,127
Less: Crude oil stock at end of year (Note 19)	(5,222)	$ (6,127)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of year (Note 19)	6,127	3,032	$ 2,722
Less: Crude oil stock at end of year (Note 19)	(5,222)	(6,127)	(3,032)
Total crude oil stock fluctuation	$ 905	$ (3,095)	$ (310)